Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited)

June 30, 2021

Investment Funds*	First Acquisition Date	Cost	Fair Value	% of Members’ Capital	Liquidity**

Distressed

Harbinger Capital Partners Sp. Situations Fund, L.P. (a)(b)	7/1/2007	$5,126,878	$110,245	0.04%	(1)

Highland Crusader Fund, L.P. (a)(b)(c)	8/1/2005	112,375	385,908	0.15%	(1)

King Street Capital, L.P. (a)(b)	1/1/2003	75,084	221,307	0.09%	(2)

Redwood Domestic Fund, L.P. (a)(b)	1/1/2003	7	10,639	0.00%	(2)

Total Distressed		5,314,344	728,099	0.28%

Event Driven

Canyon Balanced Fund Ltd.	1/1/2013	7,061,145	9,109,263	3.46%	Quarterly

Canyon Value Realization Fund Ltd.	12/1/2013	1,348,939	1,956,176	0.74%	Quarterly

Elliott International Ltd.	1/1/2013	10,302,177	19,548,308	7.43%	Semi-Annual

Magnetar Capital, L.P. (a)(b)	7/1/2007	40,602	53,683	0.02%	(2)

Pentwater Event Fund, Ltd.	7/1/2019	9,442,053	11,226,816	4.26%	Monthly

Perry International Inc. (a)	1/1/2013	(868)	—	0.00%	(2)

Redmile Capital Fund, L.P. (e)	5/1/2019	9,138,332	12,022,185	4.57%	Quarterly

Total Event Driven		37,332,380	53,916,431	20.48%

Long and/or Short Equity

Atlas Enhanced Fund, Ltd.	9/1/2016	5,556,872	8,359,427	3.17%	Quarterly

BlackRock Strategic Equity Hedge Fund Limited(d)	9/1/2017	11,451,507	21,338,902	8.11%	Monthly

Brookside Capital Partners Fund, L.P. (a)(b)	10/1/2009	2,704	1,231	0.00%	(2)

Coatue Offshore Fund, Ltd.	1/1/2021	6,850,000	7,207,648	2.74%	Monthly

D1 Capital Partners Offshore L.P.	5/1/2020	8,000,000	10,040,007	3.81%	(3)

Dragon Billion Select Fund	10/1/2017	9,724,052	13,259,738	5.04%	Quarterly

Melvin Capital Offshore Ltd.	3/1/2021	5,050,000	4,928,378	1.87%	Semi-Annual

MW Eureka Fund	4/1/2018	12,050,000	15,507,237	5.89%	Monthly

Renaissance Institutional Diversified Alpha Fund International, L.P.	7/1/2016	7,550,611	6,323,667	2.40%	Monthly

SEG Partners Offshore, Ltd.	3/1/2013	4,669,312	13,380,988	5.08%	Quarterly

Tiger Global, Ltd.	1/1/2020	11,100,000	16,139,930	6.13%	Annual

TPG Public Equity Partners-B, Ltd.	11/1/2019	7,952,447	7,769,329	2.95%	Quarterly

Whale Rock Flagship Fund, Ltd.	4/1/2021	5,850,000	6,364,266	2.42%	Quarterly

Total Long and/or Short Equity		95,807,505	130,620,748	49.61%

Macro/Commodities

Alphadyne Global Rates Fund II, Ltd.	2/1/2020	12,455,000	13,885,776	5.27%	Quarterly

Element Capital Feeder Fund Ltd.	4/1/2012	6,258,595	16,470,370	6.26%	Quarterly

STM LCB LLC	4/1/2020	1,111,646	941,554	0.36%	(1)

Total Macro/Commodities		19,825,241	31,297,700	11.89%

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2021

Investment Funds* (continued)	First Acquisition Date	Cost	Fair Value	% of Members’ Capital	Liquidity**

Multi-Arbitrage

ExodusPoint Partners International Fund, Ltd.	7/1/2018	$10,550,000	$13,005,765	4.94%	Quarterly

LMR Fund Ltd.	12/1/2019	6,100,305	6,276,371	2.38%	Quarterly

Magnetar Constellation Fund, Ltd.	4/1/2012	3,855,632	8,292,912	3.15%	Quarterly

Point72 Capital International, Ltd.	3/1/2020	10,971,786	12,561,019	4.77%	Quarterly

Sculptor Domestic Partners, L.P. (a)(b)	1/1/2003	—	10	0.00%	(2)

Stark Investments, L.P. (a)(b)	1/1/2003	335,643	289,843	0.11%	(4)

Stark Select Asset Fund LLC (a)(b)	1/1/2010	22,121	19,345	0.01%	(4)

Voleon Institutional Strategies International, Ltd.	4/1/2019	3,931,108	4,107,441	1.56%	Monthly

Voleon International Investors, Ltd.	4/1/2019	2,742,413	2,761,731	1.05%	Monthly

Total Multi-Arbitrage		38,509,008	47,314,437	17.97%

Total Investments in Investment Funds		$196,788,478	$263,877,415	100.23%

Short-Term Investments	Shares	Cost	Fair Value	% Members’ Capital

Money Market Fund

Short-Term Money Market

BlackRock Liquidity Funds T-Fund Institutional Shares (yield 0.01%) (f)	465,655	$465,655	$465,655	0.18%

Northern Institutional Treasury Portfolio Shares (yield 0.01%)(f)	155,218	155,218	155,218	0.06%

Total Short-Term Money Market		620,873	620,873	0.24%

Total Investments		$197,409,351	$264,498,288	100.47%

Other Assets, Less Liabilities			(1,233,204)	(0.47%)

Members’ Capital			$263,265,084	100.00%

*

Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Investment Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

**	Available frequency of redemptions after initial lock-up period.

(a)	A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(b)

The Investment Fund is held by the GRF Domestic Sub-Fund LLC (the “Sub-Fund”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Sub-Fund represents 0.41% of the total Investments in Investment Funds.

(c)	The Investment Fund is considered a Level 3 investment.

(d)	Formerly known as BlackRock European Hedge Fund Limited.

(e)

The Investment Fund is held by the Grosvenor Registered Multi-Strategy Subsidiary, LLC Series A -B (the “Subsidiary”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Subsidiary represents 4.56% of the total Investments in Investment Funds.

(f)	The rate shown is the annualized 7-day yield as of June 30, 2021.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2021

(1)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(2)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets which are subject to distribution notices.

(3)	The Investment Fund operates in a structure in which it will return all capital after a maximum two-year investment period.

(4)

The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner and has also presented annual financial statements under the liquidation basis of accounting.

The following table represents the geographic regions of the Master Fund’s investments based on the investment mandate of each Investment Fund:

Geographic Location	Percent of Investments in Investment Funds
Asia	5.02%
Europe	8.09
Global	75.76
United States/Canada	11.13

Total	100.00%

The following table describes the investments held within each investment category:

(a) Distressed Securities This investment category includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt.

Notice Period	Redemption Restrictions and Terms*
Not Applicable	Side pocket & liquidating vehicle arrangements exist for 100%** of the Investment Funds.

(b) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
45 - 90 Days	0-1 year. Side pocket & liquidating vehicle arrangements exist for 0.10%** of the Investment Funds.

(c) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-5 years.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2021

(d) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
90 Days	0-1year. Side pocket & liquidating vehicle arrangements exist for 3.01%** of the Investment Funds.

(e) Multi-Arbitrage This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-1 year. Side pocket & liquidating vehicle arrangements exist for 0.65%** of the Investment Funds.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the percentage of fair value of investments in each respective investment category.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Schedule of Investments (unaudited)

June 30, 2021

Portfolio Valuation

Pursuant to Grosvenor Registered Multi-Strategy Master Fund, LLC’s (the “Master Fund”)’s valuation policies, the Master Fund’s Board of Directors (the “Board”) has delegated to Grosvenor Capital Management, L.P., (the “Adviser”) the general responsibility for valuation of the investments in the Investment Funds subject to oversight by the Board. The Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Master Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee, subject to Board approval.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of June 30, 2021, the Master Fund’s investments in side pockets or special liquidating vehicles represented 0.77% of the Master Fund’s net assets. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of June 30, 2021, are described in detail on the Master Fund’s Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2021

Portfolio Valuation (continued)

The Master Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Master Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

●

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

●

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

●	Level 3 - Inputs that are unobservable.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2021

Portfolio Valuation (continued)

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes an observable input requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond to the Adviser’s perceived risk of the investment. The units of account that are valued by the Master Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Master Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2021:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at June 30, 2021

Investment Funds
Distressed*	$-	$-	$385,908	$385,908

Total Investment Funds in fair value hierarchy	-	-	385,908	385,908

Investment Funds measured at NAV**	-	-	-	263,491,507
Total Investment Funds	-	-	385,908	$263,877,415

Short-term investments	620,873	-	-	$620,873

Total Investments	$620,873	$-	$385,908	$264,498,288

*	Fair valued using a discount rate of 2.5% to the reported NAV, which takes into account considerations that are unique to such investment.

**	The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

The level classifications in the table above may not be indicative of the risk.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2021

Income Taxes

Tax Cost Basis

The tax cost of the Sub-Fund takes into consideration the actual tax cost of each partnership investment transferred into the Sub-Fund on January 1, 2013, plus subsequent contributions and redemptions for tax purposes. Accordingly, the actual tax cost of investments for federal income tax purposes may be different than the GAAP amounts.

As of June 30, 2021, the tax cost and unrealized appreciation (depreciation) of the Investments and the Sub-Fund held by the Master Fund, as determined utilizing tax adjustments as of October 31, 2020, were as follows:

	Investments	Sub-Fund

Tax Cost Basis of Investments	$192,079,893	$1,842,091
Gross Unrealized Appreciation	$72,467,615	$-
Gross Unrealized Depreciation	(1,701,777)	(306,999)

Net Unrealized Appreciation/(Depreciation)	$70,765,838	$(306,999)

The cost of investments in Investment Funds attributable to investments held directly by the Master Fund shown above excludes the cost of the Master Fund’s investment in the Sub-Fund. The Master Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund.